INVESTMENTS - Realized Gains (Losses) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 108	$ 34
Gross realized losses	(450)	(72)
Gross realized loss, net	$ (342)	$ (38)